Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock International Fund - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	602
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	$ 2,338